LOANS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2024
LOANS RECEIVABLE, NET
LOANS RECEIVABLE, NET

5.LOANS RECEIVABLE, NET

Loans receivable consists of the following:

	December 31,	December 31,
	2023	2024
	RMB	RMB
Loans receivable	29,373,923	31,946,604
Less allowance for loan losses	(1,871,431)	(2,694,427)
Loans receivable, net	27,502,492	29,252,177

5.LOANS RECEIVABLE, NET – continued

As of December 31, 2023 and 2024, the accrued interest receivables are RMB275,557 and RMB311,226 (net of allowance RMB17,556 and RMB26,249, respectively), which is recorded under loans receivable.

The following table presents the aging of loans as of December 31, 2023 and 2024:

	0-30 days	31-60 days	over 60 days	Total amount
	past due	past due	past due	past due	Current	Total loans
December 31, 2023 (RMB)	271,957	221,148	—	493,105	28,880,818	29,373,923
December 31, 2024 (RMB)	258,759	197,490	—	456,249	31,490,355	31,946,604

The Group has not recorded any financing income on an accrual basis for the loans that are past due for more than 60 days in 2024 (60 days in 2023). Loans are returned to accrual status if they are brought to non-delinquent status or have performed in accordance with the contractual terms for a reasonable period of time and, in the Group’s judgment, will continue to make periodic principal and interest payments as scheduled. For the years ended December 31, 2022, 2023 and 2024, the Group has charged off loans receivable of RMB1,102,422, RMB1,844,349 and RMB2,419,180, respectively.

Movement of allowance for loan losses is as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of year	948,893	1,457,419	1,871,431
Provision for loan losses	1,580,306	2,151,046	2,773,323
Gross write-off	(1,102,422)	(1,844,349)	(2,419,180)
Recoveries	30,642	107,315	468,853
Balance at end of year	1,457,419	1,871,431	2,694,427

The principal of loans receivable as of December 31, 2023 by year of origination is as follows:

	2023	2022	2021	Total loans
Loans receivable	28,701,071	672,425	427	29,373,923

The principal of loans receivable as of December 31, 2024 by year of origination is as follows:

	2024	2023	2022	Total loans
Loans receivable	31,214,931	701,484	30,189	31,946,604